Financial Assets and Liabilities - Additional Information (Detail)					12 Months Ended
	Mar. 20, 2019 PHP (₱)	Mar. 20, 2019 USD ($)	Aug. 02, 2016	Aug. 05, 2014	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 PHP (₱) USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 PHP (₱) USD ($)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 PHP (₱)
Disclosure Of Financial Liabilities [Line Items]
Financial instruments subject to enforceable master netting arrangement					₱ 0	₱ 0	₱ 0	₱ 0	₱ 0	₱ 0	₱ 0
Transfers into of Level 3 of fair value hierarchy, investment properties						0			0
Transfers out of Level 3 of fair value hierarchy, investment properties						0			0
Financial liabilities fair value transfer into Level 3						0			0
Financial liabilities fair value transfer out of Level 3						0			0
Transfer of financial assets fair value from Level 1 to Level 2						0			0
Transfer of financial assets fair value from Level 2 to Level 1						0			0
Transfer of financial liabilities fair value from Level 1 to Level 2						0			0
Transfer of financial liabilities fair value from Level 2 to Level 1						0			0
Cash and cash equivalents					51,654,000,000	51,654,000,000	51,654,000,000	51,654,000,000	32,905,000,000	32,905,000,000	32,905,000,000	₱ 38,722,000,000			₱ 46,455,000,000
Short-term investments					₱ 1,165,000,000	1,165,000,000	₱ 1,165,000,000	₱ 1,165,000,000	1,074,000,000	₱ 1,074,000,000	₱ 1,074,000,000
Exchange rate							52.56
Increase in consolidated foreign currency-denominated financial liabilities						9,000,000
Foreign exchange losses						771,000,000			411,000,000			₱ 2,785,000,000
Percentage of decrease or decrease in value of currency							1.21%
Weighted Average Foreign Exchange Rate							52.56
Foreign exchange gain (loss ) after tax						2,000,000
Net foreign exchange gain /loss						12,000,000
Decrease in consolidated variable rate debt						₱ 36,575,000,000			₱ 40,353,000,000
Decrease in dividend payout			60.00%
Floating interest rate [member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with variable rates					21.00%	21.00%	21.00%	21.00%	23.00%	23.00%	23.00%		21.00%	23.00%
Fixed interest rate [member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with fixed rate					89.00%	89.00%	89.00%	89.00%	92.00%	92.00%	92.00%		89.00%	92.00%
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate						52.56	52.56	1.00	49.96	49.96	1.00
Percentage of consolidated debts							13.00%			20.00%
Decrease in consolidated foreign currency-denominated debt					₱ 23,352,000,000	₱ 23,352,000,000	₱ 23,352,000,000	₱ 23,352,000,000	₱ 35,032,000,000	₱ 35,032,000,000	₱ 35,032,000,000
Percentage of consolidated debts unhedged					12.00%	12.00%	12.00%	12.00%	16.00%	16.00%	16.00%		12.00%	16.00%
Percentage of consolidated debts unhedged net of cash allocated for debt					8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%		8.00%	8.00%
Percentage of consolidated revenues denominated in U.S. dollars					16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%		16.00%	16.00%
Percentage of consolidated expenses denominated in U.S. dollars					8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%		8.00%	8.00%
Reduction in value of currency					5.20%	5.20%	5.20%	5.20%					5.20%
Weighted Average Foreign Exchange Rate						52.56	52.56	1.00	49.96	49.96	1.00
Currency Swap Contract [Member] | Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Long-term principal only currency swap | $													$ 46,000,000	$ 90,000,000
Interest rate swap contract [member]
Disclosure Of Financial Liabilities [Line Items]
Long-term principal only currency swap					₱ 323,000,000	₱ 323,000,000	₱ 323,000,000	₱ 323,000,000	₱ 525,000,000	₱ 525,000,000	₱ 525,000,000
Events After Reporting Period
Disclosure Of Financial Liabilities [Line Items]
Exchange rate	52.89	1.00
Weighted Average Foreign Exchange Rate	52.89	1.00
Bottom Of Range [Member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				70.00%
Top of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				75.00%
Operating lease obligations [Member] | Bottom Of Range [Member]
Disclosure Of Financial Liabilities [Line Items]
Lease contracts for periods					1 year
Operating lease obligations [Member] | Top of range [member]
Disclosure Of Financial Liabilities [Line Items]
Lease contracts for periods					10 years
Other obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Various Trade and Other Obligations					₱ 145,892,000,000	145,892,000,000	145,892,000,000	145,892,000,000	128,618,000,000	128,618,000,000	128,618,000,000
Letters of credit [Member] | Within 12 months [Member]
Disclosure Of Financial Liabilities [Line Items]
Outstanding consolidated commercial commitments					₱ 20,000,000	20,000,000	₱ 20,000,000	₱ 20,000,000	₱ 88,000,000	₱ 88,000,000	₱ 88,000,000
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest rate					45
Percentage of exchange rate weaken/strengthen							55.00%
Foreign currency exchange risk [Member] | U.S. Dollars [Member]
Disclosure Of Financial Liabilities [Line Items]
Net foreign exchange gain /loss						39,000,000
Interest rate					45
Increase decrease in profit after tax						10,000,000
Foreign currency exchange risk [Member] | Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Net foreign exchange gain /loss						8,000
Interest rate					55
Increase decrease in profit after tax						₱ 13,000,000